Investments accounted for using the equity method - Investment in Hepalys accounted for using equity method of accounting (Details) - EUR (€)				3 Months Ended	12 Months Ended
	Jan. 15, 2024	Oct. 11, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using the equity method
Intangible assets				€ 541,000	€ 48,000	€ 541,000	€ 568,000	€ 770,000
Other current assets				11,696,000	9,476,000	11,696,000	13,267,000
Cash and cash equivalents				26,918,000	96,564,000	26,918,000	86,736,000	86,553,000
Total assets				69,561,000	118,967,000	69,561,000	116,004,000
Capital stock				521,000	956,624	521,000	421,000
Net loss for the period				(110,426,000)	(184,212,000)	(110,426,000)	(54,274,000)
Shareholders' equity				(32,032,000)	(106,647,000)	(32,032,000)	45,476,000	€ 88,866,000
Total noncurrent liabilities				51,434,000	104,883,000	51,434,000	39,827,000
Trade payables				37,679,000	32,862,000	37,679,000	19,359,000
Other current liabilities				7,165,000	8,600,000	7,165,000	5,485,000
Total current liabilities				50,158,000	120,731,000	50,158,000	30,701,000
Total equity and liabilities				69,561,000	118,967,000	69,561,000	116,004,000
Balance at the beginning					(32,032,000)	45,476,000	88,866,000
Net income (loss)					(184,212,000)	(110,426,000)	(54,274,000)
Other comprehensive income							318,000
Balance at the end				(32,032,000)	(106,647,000)	(32,032,000)	45,476,000
Carrying amount				€ 1,425,000	€ 1,139,000	€ 1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Group's share				€ 3,267,000	€ 2,707,000	€ 3,267,000
Elimination of unrealized profit on downstream sales				(1,881,000)	(1,604,000)	(1,881,000)
Goodwill				38,000	37,000	38,000
Carrying amount				1,425,000	1,139,000	1,425,000
Hepalys Pharma, Inc
Investments accounted for using the equity method
Intangible assets				20,278,000	16,984,000	20,278,000
Total non-current assets				20,278,000	16,984,000	20,278,000
Other current assets				44,000	81,000	44,000
Cash and cash equivalents				1,082,000	1,785,000	1,082,000
Total current assets				1,126,000	1,866,000	1,126,000
Deferred assets				41,000	2,000	41,000
Total assets				21,444,000	18,851,000	21,444,000
Capital stock				640,000	552,000	640,000
Capital reserve				22,655,000	21,489,000	22,655,000
Capital surplus-others					816,000
earnings brought forward				(178,000)	(1,089,000)	(178,000)
Net loss for the period				(1,111,000)	(3,277,000)	(1,111,000)
Treasury Shares				(812,000)	0	(812,000)
Shareholders' equity				21,194,000	18,490,000	21,194,000	22,645,000
Total noncurrent liabilities				0	0	0
Trade payables				237,000	353,000	237,000
Other current liabilities				13,000	8,000	13,000
Total current liabilities				250,000	361,000	250,000
Total equity and liabilities				21,444,000	18,851,000	21,444,000
Balance at the beginning					21,194,000	22,645,000
Net income (loss)				(879,000)	(3,277,000)	(879,000)
Other comprehensive income					(920,000)	247,000
Capital variations					1,566,000	(819,000)
Balance at the end				€ 21,194,000	€ 18,490,000	€ 21,194,000	€ 22,645,000